Share-based payment - Summary of Expenses on Stock Based Payment Plans (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	R$ (510)	R$ (730)	R$ (626)
Partner plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	(129)	(241)	(242)
Share-based plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense by plan	R$ (381)	R$ (489)	R$ (384)